Related Party Transactions (Summary of Entities with Advisor Interest) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Related Party Transaction [Line Items]
Due to related parties, net	$ 0	$ 1,477
AIM | Cash management services
Related Party Transaction [Line Items]
Total	1,206	1,156	$ 1,976
Due to related parties, net	82	99
AIM | Investments in Hotel Properties, net | Cash management services
Related Party Transaction [Line Items]
Total	0	0	0
AIM | Indebtedness, net | Cash management services
Related Party Transaction [Line Items]
Total	0	0	0
AIM | Other Hotel Revenue | Cash management services
Related Party Transaction [Line Items]
Total	0	0	0
AIM | Other Hotel Expenses | Cash management services
Related Party Transaction [Line Items]
Total	0	0	0
AIM | Management Fees | Cash management services
Related Party Transaction [Line Items]
Total	0
AIM | Property Taxes, Insurance and Other | Cash management services
Related Party Transaction [Line Items]
Total	0
AIM | Advisory services fee | Cash management services
Related Party Transaction [Line Items]
Total	0
AIM | Corporate, General and Administrative | Cash management services
Related Party Transaction [Line Items]
Total	1,206	1,156	1,976
AIM | Gain (Loss) on Sale of Assets and Hotel Properties | Cash management services
Related Party Transaction [Line Items]
Total	0
AIM | Write-off of Premiums, Loan Costs and Exit Fees | Cash management services
Related Party Transaction [Line Items]
Total	0
Ashford LLC | Insurance claims services
Related Party Transaction [Line Items]
Total	75	76
Due to related parties, net	18	23
Ashford LLC | Deposit on ERFP assets
Related Party Transaction [Line Items]
Due to related parties, net	0	16,100
Ashford LLC | Advisory services fee
Related Party Transaction [Line Items]
Due to related parties, net	1,133	2,362
Ashford LLC | Investments in Hotel Properties, net | Insurance claims services
Related Party Transaction [Line Items]
Total	0	0
Ashford LLC | Indebtedness, net | Insurance claims services
Related Party Transaction [Line Items]
Total	0	0
Ashford LLC | Other Hotel Revenue | Insurance claims services
Related Party Transaction [Line Items]
Total	0	0
Ashford LLC | Other Hotel Expenses | Insurance claims services
Related Party Transaction [Line Items]
Total	0	0
Ashford LLC | Management Fees | Insurance claims services
Related Party Transaction [Line Items]
Total	0
Ashford LLC | Property Taxes, Insurance and Other | Insurance claims services
Related Party Transaction [Line Items]
Total	75
Ashford LLC | Advisory services fee | Insurance claims services
Related Party Transaction [Line Items]
Total	0
Ashford LLC | Corporate, General and Administrative | Insurance claims services
Related Party Transaction [Line Items]
Total	0	76
Ashford LLC | Gain (Loss) on Sale of Assets and Hotel Properties | Insurance claims services
Related Party Transaction [Line Items]
Total	0
Ashford LLC | Write-off of Premiums, Loan Costs and Exit Fees | Insurance claims services
Related Party Transaction [Line Items]
Total	0
Ashford Securities | Broker/Dealer
Related Party Transaction [Line Items]
Total	896
Ashford Securities | Investments in Hotel Properties, net | Broker/Dealer
Related Party Transaction [Line Items]
Total	0
Ashford Securities | Indebtedness, net | Broker/Dealer
Related Party Transaction [Line Items]
Total	0
Ashford Securities | Other Hotel Revenue | Broker/Dealer
Related Party Transaction [Line Items]
Total	0
Ashford Securities | Other Hotel Expenses | Broker/Dealer
Related Party Transaction [Line Items]
Total	0
Ashford Securities | Management Fees | Broker/Dealer
Related Party Transaction [Line Items]
Total	0
Ashford Securities | Property Taxes, Insurance and Other | Broker/Dealer
Related Party Transaction [Line Items]
Total	0
Ashford Securities | Advisory services fee | Broker/Dealer
Related Party Transaction [Line Items]
Total	0
Ashford Securities | Corporate, General and Administrative | Broker/Dealer
Related Party Transaction [Line Items]
Total	896
Ashford Securities | Gain (Loss) on Sale of Assets and Hotel Properties | Broker/Dealer
Related Party Transaction [Line Items]
Total	0
Ashford Securities | Write-off of Premiums, Loan Costs and Exit Fees | Broker/Dealer
Related Party Transaction [Line Items]
Total	0
J&S Audio Visual | Audio visual commissions
Related Party Transaction [Line Items]
Total	7,365	3,569	66
Due to related parties, net	1,009	855
J&S Audio Visual | Equipment
Related Party Transaction [Line Items]
Total	24	925
J&S Audio Visual | Investments in Hotel Properties, net | Audio visual commissions
Related Party Transaction [Line Items]
Total	0	0	0
J&S Audio Visual | Investments in Hotel Properties, net | Equipment
Related Party Transaction [Line Items]
Total	24	925
J&S Audio Visual | Indebtedness, net | Audio visual commissions
Related Party Transaction [Line Items]
Total	0	0	0
J&S Audio Visual | Indebtedness, net | Equipment
Related Party Transaction [Line Items]
Total	0	0
J&S Audio Visual | Other Hotel Revenue | Audio visual commissions
Related Party Transaction [Line Items]
Total	7,365	3,569	66
J&S Audio Visual | Other Hotel Revenue | Equipment
Related Party Transaction [Line Items]
Total	0	0
J&S Audio Visual | Other Hotel Expenses | Audio visual commissions
Related Party Transaction [Line Items]
Total	0	0	0
J&S Audio Visual | Other Hotel Expenses | Equipment
Related Party Transaction [Line Items]
Total	0	0
J&S Audio Visual | Management Fees | Audio visual commissions
Related Party Transaction [Line Items]
Total	0
J&S Audio Visual | Management Fees | Equipment
Related Party Transaction [Line Items]
Total	0
J&S Audio Visual | Property Taxes, Insurance and Other | Audio visual commissions
Related Party Transaction [Line Items]
Total	0
J&S Audio Visual | Property Taxes, Insurance and Other | Equipment
Related Party Transaction [Line Items]
Total	0
J&S Audio Visual | Advisory services fee | Audio visual commissions
Related Party Transaction [Line Items]
Total	0
J&S Audio Visual | Advisory services fee | Equipment
Related Party Transaction [Line Items]
Total	0
J&S Audio Visual | Corporate, General and Administrative | Audio visual commissions
Related Party Transaction [Line Items]
Total	0	0	0
J&S Audio Visual | Corporate, General and Administrative | Equipment
Related Party Transaction [Line Items]
Total	0	0
J&S Audio Visual | Gain (Loss) on Sale of Assets and Hotel Properties | Audio visual commissions
Related Party Transaction [Line Items]
Total	0
J&S Audio Visual | Gain (Loss) on Sale of Assets and Hotel Properties | Equipment
Related Party Transaction [Line Items]
Total	0
J&S Audio Visual | Write-off of Premiums, Loan Costs and Exit Fees | Audio visual commissions
Related Party Transaction [Line Items]
Total	0
J&S Audio Visual | Write-off of Premiums, Loan Costs and Exit Fees | Equipment
Related Party Transaction [Line Items]
Total	0
Lismore Capital | Debt placement services
Related Party Transaction [Line Items]
Total	1,294	5,094	913
Lismore Capital | Broker services
Related Party Transaction [Line Items]
Total	427
Lismore Capital | Investments in Hotel Properties, net | Debt placement services
Related Party Transaction [Line Items]
Total	0	0	0
Lismore Capital | Investments in Hotel Properties, net | Broker services
Related Party Transaction [Line Items]
Total	0
Lismore Capital | Indebtedness, net | Debt placement services
Related Party Transaction [Line Items]
Total	(1,215)	(5,094)	(913)
Lismore Capital | Indebtedness, net | Broker services
Related Party Transaction [Line Items]
Total	0
Lismore Capital | Other Hotel Revenue | Debt placement services
Related Party Transaction [Line Items]
Total	0	0	0
Lismore Capital | Other Hotel Revenue | Broker services
Related Party Transaction [Line Items]
Total	0
Lismore Capital | Other Hotel Expenses | Debt placement services
Related Party Transaction [Line Items]
Total	0	0	0
Lismore Capital | Other Hotel Expenses | Broker services
Related Party Transaction [Line Items]
Total	0
Lismore Capital | Management Fees | Debt placement services
Related Party Transaction [Line Items]
Total	0
Lismore Capital | Management Fees | Broker services
Related Party Transaction [Line Items]
Total	0
Lismore Capital | Property Taxes, Insurance and Other | Debt placement services
Related Party Transaction [Line Items]
Total	0
Lismore Capital | Property Taxes, Insurance and Other | Broker services
Related Party Transaction [Line Items]
Total	0
Lismore Capital | Advisory services fee | Debt placement services
Related Party Transaction [Line Items]
Total	0
Lismore Capital | Advisory services fee | Broker services
Related Party Transaction [Line Items]
Total	0
Lismore Capital | Corporate, General and Administrative | Debt placement services
Related Party Transaction [Line Items]
Total	0	0	0
Lismore Capital | Corporate, General and Administrative | Broker services
Related Party Transaction [Line Items]
Total	0
Lismore Capital | Gain (Loss) on Sale of Assets and Hotel Properties | Debt placement services
Related Party Transaction [Line Items]
Total	0
Lismore Capital | Gain (Loss) on Sale of Assets and Hotel Properties | Broker services
Related Party Transaction [Line Items]
Total	427
Lismore Capital | Write-off of Premiums, Loan Costs and Exit Fees | Debt placement services
Related Party Transaction [Line Items]
Total	79
Lismore Capital | Write-off of Premiums, Loan Costs and Exit Fees | Broker services
Related Party Transaction [Line Items]
Total	0
OpenKey | Mobile key app
Related Party Transaction [Line Items]
Total	112	105	60
Due to related parties, net	2	1
OpenKey | Investments in Hotel Properties, net | Mobile key app
Related Party Transaction [Line Items]
Total	3	3	0
OpenKey | Indebtedness, net | Mobile key app
Related Party Transaction [Line Items]
Total	0	0	0
OpenKey | Other Hotel Revenue | Mobile key app
Related Party Transaction [Line Items]
Total	0	0	0
OpenKey | Other Hotel Expenses | Mobile key app
Related Party Transaction [Line Items]
Total	109	102	60
OpenKey | Management Fees | Mobile key app
Related Party Transaction [Line Items]
Total	0
OpenKey | Property Taxes, Insurance and Other | Mobile key app
Related Party Transaction [Line Items]
Total	0
OpenKey | Advisory services fee | Mobile key app
Related Party Transaction [Line Items]
Total	0
OpenKey | Corporate, General and Administrative | Mobile key app
Related Party Transaction [Line Items]
Total	0	0	0
OpenKey | Gain (Loss) on Sale of Assets and Hotel Properties | Mobile key app
Related Party Transaction [Line Items]
Total	0
OpenKey | Write-off of Premiums, Loan Costs and Exit Fees | Mobile key app
Related Party Transaction [Line Items]
Total	0
Premier | Project management services
Related Party Transaction [Line Items]
Total	20,004	7,677
Due to related parties, net	4,028	3,206
Premier | Investments in Hotel Properties, net | Project management services
Related Party Transaction [Line Items]
Total	18,281	7,677
Premier | Indebtedness, net | Project management services
Related Party Transaction [Line Items]
Total	0	0
Premier | Other Hotel Revenue | Project management services
Related Party Transaction [Line Items]
Total	0	0
Premier | Other Hotel Expenses | Project management services
Related Party Transaction [Line Items]
Total	0	0
Premier | Management Fees | Project management services
Related Party Transaction [Line Items]
Total	0
Premier | Property Taxes, Insurance and Other | Project management services
Related Party Transaction [Line Items]
Total	0
Premier | Advisory services fee | Project management services
Related Party Transaction [Line Items]
Total	1,723
Premier | Corporate, General and Administrative | Project management services
Related Party Transaction [Line Items]
Total	0	0
Premier | Gain (Loss) on Sale of Assets and Hotel Properties | Project management services
Related Party Transaction [Line Items]
Total	0
Premier | Write-off of Premiums, Loan Costs and Exit Fees | Project management services
Related Party Transaction [Line Items]
Total	0
Pure Wellness | Hypoallergenic premium rooms
Related Party Transaction [Line Items]
Total	1,021	2,436	1,309
Due to related parties, net	298	388
Pure Wellness | Investments in Hotel Properties, net | Hypoallergenic premium rooms
Related Party Transaction [Line Items]
Total	599	2,412	1,309
Pure Wellness | Indebtedness, net | Hypoallergenic premium rooms
Related Party Transaction [Line Items]
Total	0	0	0
Pure Wellness | Other Hotel Revenue | Hypoallergenic premium rooms
Related Party Transaction [Line Items]
Total	0	0	0
Pure Wellness | Other Hotel Expenses | Hypoallergenic premium rooms
Related Party Transaction [Line Items]
Total	422	24	0
Pure Wellness | Management Fees | Hypoallergenic premium rooms
Related Party Transaction [Line Items]
Total	0
Pure Wellness | Property Taxes, Insurance and Other | Hypoallergenic premium rooms
Related Party Transaction [Line Items]
Total	0
Pure Wellness | Advisory services fee | Hypoallergenic premium rooms
Related Party Transaction [Line Items]
Total	0
Pure Wellness | Corporate, General and Administrative | Hypoallergenic premium rooms
Related Party Transaction [Line Items]
Total	0	$ 0	$ 0
Pure Wellness | Gain (Loss) on Sale of Assets and Hotel Properties | Hypoallergenic premium rooms
Related Party Transaction [Line Items]
Total	0
Pure Wellness | Write-off of Premiums, Loan Costs and Exit Fees | Hypoallergenic premium rooms
Related Party Transaction [Line Items]
Total	0
Remington Hotels | Hotel management services (3)
Related Party Transaction [Line Items]
Total	9,152
Remington Hotels | Investments in Hotel Properties, net | Hotel management services (3)
Related Party Transaction [Line Items]
Total	0
Remington Hotels | Indebtedness, net | Hotel management services (3)
Related Party Transaction [Line Items]
Total	0
Remington Hotels | Other Hotel Revenue | Hotel management services (3)
Related Party Transaction [Line Items]
Total	0
Remington Hotels | Other Hotel Expenses | Hotel management services (3)
Related Party Transaction [Line Items]
Total	5,356
Remington Hotels | Management Fees | Hotel management services (3)
Related Party Transaction [Line Items]
Total	3,796
Remington Hotels | Property Taxes, Insurance and Other | Hotel management services (3)
Related Party Transaction [Line Items]
Total	0
Remington Hotels | Advisory services fee | Hotel management services (3)
Related Party Transaction [Line Items]
Total	0
Remington Hotels | Corporate, General and Administrative | Hotel management services (3)
Related Party Transaction [Line Items]
Total	0
Remington Hotels | Gain (Loss) on Sale of Assets and Hotel Properties | Hotel management services (3)
Related Party Transaction [Line Items]
Total	0
Remington Hotels | Write-off of Premiums, Loan Costs and Exit Fees | Hotel management services (3)
Related Party Transaction [Line Items]
Total	$ 0